Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,504,307)	$ (1,485,359)
Less: impairment	(6,551,529)	(6,551,529)
Intangible assets, net	13,942	31,332
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,748,590	7,748,590
Copyrights and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	242,556	242,556
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	36,276	35,556
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 42,356	$ 41,518